CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020
Current assets:
Cash	$ 112,881	$ 1,242,226
Prepaid expenses	158,852	509,248
Total current assets	271,733	1,751,474
Investments held in Trust Account	175,992,381	175,950,325
Total assets	176,264,114	177,701,799
Current liabilities:
Accounts payable	2,971,179	296,718
Accrued expenses	1,129,500	70,000
Franchise tax payable	178,303	83,836
Total current Liabilities	4,278,982	450,554
Deferred underwriting commissions	6,900,000	6,900,000
Derivative warrant liabilities	15,484,000	15,871,750
Total liabilities	26,662,982	23,222,304
Commitments and Contingencies
Class A common stock subject to possible redemption; $0.0001 par value; 17,250,000 shares issued and outstanding at redemption value of $10.20 per share at December 31, 2021 and 2020	175,950,000	175,950,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(26,349,299)	(21,470,936)
Total members' deficit	(26,348,868)	(21,470,505)	$ 0
Total liabilities, temporary equity, and members' deficit	176,264,114	177,701,799
Restated Balance [Member]
Stockholders' Deficit:
Accumulated deficit		(21,470,936)
Class A
Current liabilities:
Class A common stock subject to possible redemption; $0.0001 par value; 17,250,000 shares issued and outstanding at redemption value of $10.20 per share at December 31, 2021 and 2020	175,950,000	175,950,000
Stockholders' Deficit:
Common stock
Class B
Stockholders' Deficit:
Common stock	$ 431	$ 431